SCHEDULE OF PATENT AMORTIZATION (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Remainder of 2026	$ 1,511	$ 3,924
2027	3,022	3,211
2028	3,022	7,977
Thereafter	6,046
Intangible assets	$ 13,601	$ 15,112	$ 18,135